Trade and Other Receivables, Net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables, Net [Abstract]
Trade receivables, net of discounts	[1]	$ 88,416	$ 133,116
Other receivables		6,167	8,648
Impairment of trade and other receivables	[2]	(16,265)	(16,910)
Trade receivables, net of discounts and impairment		$ 78,318	$ 124,854

[1]	Discount and return provision amounts to $38,735 (2023: $30,867)
[2]	Total impairment balance is comprised of $16,183 (2023: $14,509) for trade receivables and $82 (2023: $2,401) for other receivables.